BRIGHTHOUSE LIFE INSURANCE COMPANY
BRIGHTHOUSE SEPARATE ACCOUNT A
SUPPLEMENT DATED APRIL 30, 2021
TO
PROSPECTUS DATED MAY 1, 2004
(Flexible Value Annuity)
SUPPLEMENT DATED APRIL 30, 2021
TO
PROSPECTUS DATED MAY 1, 2000
(SecurAnnuity)
SUPPLEMENT DATED APRIL 30, 2021
TO
PROSPECTUS DATED NOVEMBER 6, 1996
(Ultimate Annuity)
This Supplement revises information contained in the prospectus dated May 1, 2004 (as supplemented) for the Flexible Value Variable Annuity contract, the prospectus dated May 1, 2000 (as supplemented) for the SecurAnnuity Variable Annuity contract, and the prospectus dated November 6, 1996 (as supplemented) for the Ultimate Annuity Variable Annuity contract issued by Brighthouse Life Insurance Company (“BLIC,” “we,” “us,” or “our”). This Supplement should be read and kept together with your contract prospectus for future reference.
The corresponding sections of the prospectus are modified as follows:
FEE TABLES AND EXAMPLES
The next table shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract. Certain Funds may impose a redemption fee in the future. More detail concerning each Fund’s fees and expenses is contained in the prospectus for the Funds and in the following tables.
Minimum and Maximum Total Annual Fund Operating Expenses
	Minimum	Maximum
Total Annual Fund Operating Expenses
(expenses that are deducted from Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.24%	0.99%
Fund Fees and Expenses as of December 31, 2020
(as a percentage of average daily net assets)
The following table is a summary. For more complete information on Fund fees and expenses, please refer to the prospectus for each Fund.
Fund	Management Fee	Distribution and/or Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Operating Expenses	Fee Waiver and/or Expense Reimbursement	Net Total Annual Operating Expenses
American Funds Insurance Series® — Class 2
American Funds Global Small Capitalization Fund	0.69%	0.25%	0.05%	—	0.99%	—	0.99%

Fund	Management Fee	Distribution and/or Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Operating Expenses	Fee Waiver and/or Expense Reimbursement	Net Total Annual Operating Expenses
American Funds Growth Fund	0.32%	0.25%	0.04%	—	0.61%	—	0.61%
American Funds Growth-Income Fund	0.26%	0.25%	0.04%	—	0.55%	—	0.55%
Brighthouse Funds Trust I — Class A
Brighthouse Small Cap Value Portfolio	0.75%	—	0.04%	0.08%	0.87%	0.01%	0.86%
Invesco Small Cap Growth Portfolio	0.85%	—	0.04%	—	0.89%	0.08%	0.81%
MFS ® Research International Portfolio	0.70%	—	0.05%	—	0.75%	0.11%	0.64%
Morgan Stanley Discovery Portfolio	0.64%	—	0.02%	—	0.66%	0.03%	0.63%
PIMCO Total Return Portfolio	0.48%	—	0.11%	—	0.59%	0.03%	0.56%
T. Rowe Price Large Cap Value Portfolio	0.57%	—	0.02%	—	0.59%	0.06%	0.53%
Brighthouse Funds Trust II — Class A
BlackRock Bond Income Portfolio	0.34%	—	0.05%	—	0.39%	—	0.39%
BlackRock Capital Appreciation Portfolio	0.69%	—	0.03%	—	0.72%	0.09%	0.63%
Brighthouse/Artisan Mid Cap Value Portfolio	0.82%	—	0.04%	—	0.86%	0.08%	0.78%
Brighthouse/Wellington Core Equity Opportunities Portfolio	0.71%	—	0.02%	—	0.73%	0.12%	0.61%
MetLife Aggregate Bond Index Portfolio	0.25%	—	0.03%	—	0.28%	0.01%	0.27%
MetLife Mid Cap Stock Index Portfolio	0.25%	—	0.06%	0.01%	0.32%	—	0.32%
MetLife MSCI EAFE® Index Portfolio	0.30%	—	0.08%	0.01%	0.39%	—	0.39%
MetLife Russell 2000® Index Portfolio	0.25%	—	0.07%	0.01%	0.33%	—	0.33%
MetLife Stock Index Portfolio	0.25%	—	0.03%	—	0.28%	0.01%	0.27%
MFS ® Total Return Portfolio	0.57%	—	0.07%	—	0.64%	0.03%	0.61%
MFS ® Value Portfolio	0.62%	—	0.02%	—	0.64%	0.06%	0.58%
Neuberger Berman Genesis Portfolio	0.82%	—	0.04%	—	0.86%	0.01%	0.85%
T. Rowe Price Large Cap Growth Portfolio	0.60%	—	0.03%	—	0.63%	0.05%	0.58%
T. Rowe Price Small Cap Growth Portfolio	0.47%	—	0.03%	—	0.50%	—	0.50%
Western Asset Management Strategic Bond Opportunities Portfolio	0.57%	—	0.03%	—	0.60%	0.05%	0.55%
Deutsche DWS Variable Series I — Class A
DWS CROCI® International VIP	0.65%	—	0.34%	—	0.99%	0.11%	0.88%
Fidelity ® Variable Insurance Products — Initial Class
Asset Manager Portfolio	0.48%	—	0.11%	0.01%	0.60%	—	0.60%
Contrafund ® Portfolio	0.53%	—	0.08%	—	0.61%	—	0.61%
Government Money Market Portfolio	0.16%	—	0.08%	—	0.24%	—	0.24%
Growth Portfolio	0.53%	—	0.09%	—	0.62%	—	0.62%
T. Rowe Price Government Money Fund, Inc. — Investor Class — Investor Class — Investor Class	0.18%	—	0.12%	—	0.30%	—	0.30%
T. Rowe Price Growth Stock Fund, Inc.	0.51%	—	0.13%	—	0.64%	—	0.64%
T. Rowe Price International Funds, Inc.
T. Rowe Price International Stock Fund	0.64%	—	0.15%	—	0.79%	—	0.79%

Fund	Management Fee	Distribution and/or Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Operating Expenses	Fee Waiver and/or Expense Reimbursement	Net Total Annual Operating Expenses
The Alger Portfolios — Class I-2
Alger Small Cap Growth Portfolio	0.81%	—	0.15%	—	0.96%	—	0.96%
The information shown in the table above was provided by the Funds. Certain Funds and their investment adviser have entered into expense reimbursement and/or fee waiver arrangements that will continue at least until April 30, 2022. These arrangements can be terminated with respect to these Funds only with the approval of the Fund's board of directors or trustees. Please see the Funds’ prospectuses for additional information regarding these arrangements.
DESCRIPTION OF THE INSURANCE COMPANY, THE GENERAL ACCOUNT, THE SEPARATE ACCOUNT, THE FUNDS AND THE SERVICE PROVIDERS
The Insurance Company
We are not a fiduciary and do not give advice or make recommendations regarding insurance or investment products. Ask your financial representative for guidance regarding any requests or elections and for information about your particular investment needs. Please bear in mind that your financial representative, or any financial firm or financial professional you consult to provide advice, is not acting on our behalf. We do not recommend and are not responsible for any securities transactions or investment strategies involving securities (including account recommendations).
THE FUNDS
The following Funds are available under the Contract. Certain Funds listed below may not be available with your Contract. Appendix B contains a list of the Funds available with your Contract. You should read the prospectuses for these Funds carefully before investing. You can obtain copies of the Fund prospectuses by calling or writing to us at: Brighthouse Life Insurance Company, Annuity Service Center, P.O. Box 10366, Des Moines, IA 50306-0366, (800) 343-8496. You can also obtain information about the Funds (including a copy of the Statement of Additional Information) by accessing the Securities and Exchange Commission’s website at http://www.sec.gov.
There is no guarantee that a money market fund will be able to maintain a stable net asset value of $1.00 per share. During extended periods of low interest rates, the yield of a Series of the Separate Account that invests in a money market fund may become extremely low and possibly negative. It is therefore possible that your Contract Value may decline even when you select a money market fund for investment.
We do not provide any investment advice and do not recommend or endorse any particular Fund. You bear the risk of any decline in the value of your Contract resulting from the performance of the Funds you have chosen.
Your available Funds are:
Fund	Investment Objective	Investment Adviser/Subadviser
American Funds Insurance Series® — Class 2
American Funds Global Small Capitalization Fund	Seeks long-term growth of capital.	Capital Research and Management CompanySM
American Funds Growth Fund	Seeks growth of capital.	Capital Research and Management CompanySM
American Funds Growth-Income Fund	Seeks long-term growth of capital and income.	Capital Research and Management CompanySM

Fund	Investment Objective	Investment Adviser/Subadviser
Brighthouse Funds Trust I — Class A
Brighthouse Small Cap Value Portfolio	Seeks long-term capital appreciation.	Brighthouse Investment Advisers, LLC Subadvisers: Delaware Investments Fund Advisers; Wells Capital Management Incorporated
Invesco Small Cap Growth Portfolio	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.
MFS ® Research International Portfolio	Seeks capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company
Morgan Stanley Discovery Portfolio	Seeks capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Morgan Stanley Investment Management Inc.
PIMCO Total Return Portfolio	Seeks maximum total return, consistent with the preservation of capital and prudent investment management.	Brighthouse Investment Advisers, LLC Subadviser: Pacific Investment Management Company LLC
T. Rowe Price Large Cap Value Portfolio	Seeks long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.	Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.
Brighthouse Funds Trust II — Class A
BlackRock Bond Income Portfolio	Seeks a competitive total return primarily from investing in fixed-income securities.	Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC
BlackRock Capital Appreciation Portfolio	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC
Brighthouse/Artisan Mid Cap Value Portfolio	Seeks long-term capital growth.	Brighthouse Investment Advisers, LLC Subadviser: Artisan Partners Limited Partnership
Brighthouse/Wellington Core Equity Opportunities Portfolio	Seeks to provide a growing stream of income over time and, secondarily, long-term capital appreciation and current income.	Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP
MetLife Aggregate Bond Index Portfolio	Seeks to track the performance of the Bloomberg Barclays U.S. Aggregate Bond Index.	Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Advisors, LLC
MetLife Mid Cap Stock Index Portfolio	Seeks to track the performance of the Standard & Poor’s MidCap 400® Composite Stock Price Index.	Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Advisors, LLC
MetLife MSCI EAFE® Index Portfolio	Seeks to track the performance of the MSCI EAFE® Index.	Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Advisors, LLC
MetLife Russell 2000® Index Portfolio	Seeks to track the performance of the Russell 2000® Index.	Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Advisors, LLC
MetLife Stock Index Portfolio	Seeks to track the performance of the Standard & Poor’s 500® Composite Stock Price Index.	Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Advisors, LLC
MFS ® Total Return Portfolio	Seeks a favorable total return through investment in a diversified portfolio.	Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company
MFS ® Value Portfolio	Seeks capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company
Neuberger Berman Genesis Portfolio	Seeks high total return, consisting principally of capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Neuberger Berman Investment Advisers LLC
T. Rowe Price Large Cap Growth Portfolio	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.
T. Rowe Price Small Cap Growth Portfolio	Seeks long-term capital growth.	Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.

Fund	Investment Objective	Investment Adviser/Subadviser
Western Asset Management Strategic Bond Opportunities Portfolio	Seeks to maximize total return consistent with preservation of capital.	Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company
Deutsche DWS Variable Series I — Class A
DWS CROCI® International VIP	Seeks long-term growth of capital.	DWS Investment Management Americas, Inc.
Fidelity ® Variable Insurance Products — Initial Class
Asset Manager Portfolio	Seeks to obtain high total return with reduced risk over the long term by allocating its assets among stocks, bonds, and short-term instruments.	Fidelity Management & Research Company LLC Subadviser: FMR UK, FMR HK, and FMR Japan
Contrafund ® Portfolio	Seeks long-term capital appreciation.	Fidelity Management & Research Company LLC Subadviser: FMR UK, FMR HK, and FMR Japan
Government Money Market Portfolio	Seeks as high a level of current income as is consistent with preservation of capital and liquidity.	Fidelity Management & Research Company LLC Subadviser: FMR UK, FMR HK, and FMR Japan
Growth Portfolio	Seeks to achieve capital appreciation.	Fidelity Management & Research Company LLC Subadviser: FMR UK, FMR HK, and FMR Japan
T. Rowe Price Government Money Fund, Inc.	Seeks preservation of capital, liquidity, and, consistent with these, the highest possible current income.	T. Rowe Price Associates, Inc.
T. Rowe Price Growth Stock Fund, Inc.	Seeks long-term capital growth through investments in stocks.	T. Rowe Price Associates, Inc.
T. Rowe Price International Funds, Inc.
T. Rowe Price International Stock Fund	Seeks long-term growth of capital through investments primarily in the common stocks of established, non-U.S. companies.	T. Rowe Price Associates, Inc. Subadviser: T. Rowe Price International Ltd
The Alger Portfolios — Class I-2
Alger Small Cap Growth Portfolio	Seeks long-term capital appreciation.	Fred Alger Management, LLC
Distributor
The Financial Industry Regulatory Authority (“FINRA”) provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.
Transfers
We monitor transfer activity in the following “Monitored Funds” for purposes of imposing our restrictions on frequent transfers. In addition, we monitor transfer activity in all other Funds of the American Funds Insurance Series available under your Contract.
Alger Small Cap Growth Portfolio
American Funds Global Small Capitalization Fund
Brighthouse Small Cap Value Portfolio
DWS CROCI® International VIP
Invesco Small Cap Growth Portfolio

MetLife MSCI EAFE® Index Portfolio
MetLife Russell 2000® Index Portfolio
MFS® Research International Portfolio
Neuberger Berman Genesis Portfolio
T. Rowe Price International Stock Fund
T. Rowe Price Small Cap Growth Portfolio
Western Asset Management Strategic Bond Opportunities Portfolio
ADDITIONAL INFORMATION
COVID-19
The outbreak of the novel coronavirus known as COVID-19 was declared a pandemic by the World Health Organization in March 2020. The pandemic has resulted in significant financial market volatility, a deterioration in general economic conditions, record-low interest rates, global business disruptions affecting companies across various industries, and wide-ranging changes in consumer behavior. The duration and impact of the COVID-19 public health crisis on the financial markets and overall economy are uncertain, as is the efficacy of government and central bank interventions. Although the Company has implemented risk management and contingency plans and taken preventative measures and other precautions so it can continue to provide products and services to its customers, it is not currently possible to accurately estimate the full impact that the COVID-19 pandemic will have on the Company. The Company continues to closely monitor this evolving situation, including the impact on services provided by third-party vendors. However, there can be no assurance that any future impact from the COVID-19 pandemic will not be significant to the Company and/or with respect to the services the Company or its customers receive from third-party vendors.
Significant market volatility and negative investment returns in the financial markets resulting from the COVID-19 pandemic could have a negative impact on returns of the Funds in which the Separate Account invests. Declines in or sustained low interest rates can cause a reduction in investment income for the Funds. If these market conditions continue, and depending on your individual circumstances (e.g., your selected investment options and the timing of any transfers or withdrawals), you may experience (perhaps significant) negative returns under the Contract. You should consult with your financial representative about how the COVID-19 pandemic and the recent market conditions may impact your future investment decisions related to the Contract, such as making subsequent Purchase Payments, transfers, or withdrawals, based on your individual circumstances.
Financial Statements
The financial statements of the Separate Account are attached. Upon request, the financial statements of BLIC will be sent to you without charge.

APPENDIX B
FUNDS AVAILABLE WITH YOUR CONTRACT
If you purchased the FLEXIBLE VALUE ANNUITY, the following portfolios are available:
American Funds Insurance Series® — Class 2
American Funds Global Small Capitalization Fund
American Funds Growth Fund
American Funds Growth-Income Fund
Brighthouse Funds Trust I — Class A
Brighthouse Small Cap Value Portfolio
Invesco Small Cap Growth Portfolio
MFS® Research International Portfolio
Morgan Stanley Discovery Portfolio
PIMCO Total Return Portfolio
T. Rowe Price Large Cap Value Portfolio
Brighthouse Funds Trust II — Class A
BlackRock Bond Income Portfolio
BlackRock Capital Appreciation Portfolio
Brighthouse/Artisan Mid Cap Value Portfolio
Brighthouse/Wellington Core Equity Opportunities Portfolio
MetLife Aggregate Bond Index Portfolio
MetLife Mid Cap Stock Index Portfolio
MetLife MSCI EAFE® Index Portfolio
MetLife Russell 2000® Index Portfolio
MetLife Stock Index Portfolio
MFS® Total Return Portfolio
MFS® Value Portfolio
Neuberger Berman Genesis Portfolio
T. Rowe Price Large Cap Growth Portfolio
T. Rowe Price Small Cap Growth Portfolio
Western Asset Management Strategic Bond Opportunities Portfolio
Deutsche DWS Variable Series I — Class A
DWS CROCI® International VIP
Fidelity® Variable Insurance Products — Initial Class
Asset Manager Portfolio
Contrafund® Portfolio
Government Money Market Portfolio
Growth Portfolio
The Alger Portfolios — Class I-2
Alger Small Cap Growth Portfolio

If you purchased the SECUR ANNUITY, the following portfolios are available:
American Funds Insurance Series® — Class 2
American Funds Global Small Capitalization Fund
American Funds Growth Fund
American Funds Growth-Income Fund
Brighthouse Funds Trust I — Class A
Brighthouse Small Cap Value Portfolio
Invesco Small Cap Growth Portfolio
Morgan Stanley Discovery Portfolio
PIMCO Total Return Portfolio
T. Rowe Price Large Cap Value Portfolio
Brighthouse Funds Trust II — Class A
BlackRock Bond Income Portfolio
BlackRock Capital Appreciation Portfolio
Brighthouse/Artisan Mid Cap Value Portfolio
Brighthouse/Wellington Core Equity Opportunities Portfolio
MetLife Aggregate Bond Index Portfolio
MetLife Mid Cap Stock Index Portfolio
MetLife MSCI EAFE® Index Portfolio
MetLife Russell 2000® Index Portfolio
MetLife Stock Index Portfolio
MFS® Total Return Portfolio
MFS® Value Portfolio
Neuberger Berman Genesis Portfolio
T. Rowe Price Large Cap Growth Portfolio
Western Asset Management Strategic Bond Opportunities Portfolio
Fidelity® Variable Insurance Products — Initial Class
Government Money Market Portfolio
T. Rowe Price Government Money Fund, Inc.
T. Rowe Price Government Money Fund
T. Rowe Price Growth Stock Fund, Inc.
T. Rowe Price International Funds, Inc.
T. Rowe Price International Stock Fund

If you purchased the ULTIMATE ANNUITY, the following portfolios are available:
American Funds Insurance Series® — Class 2
American Funds Global Small Capitalization Fund
American Funds Growth Fund
American Funds Growth-Income Fund

Brighthouse Funds Trust I — Class A
Brighthouse Small Cap Value Portfolio
Invesco Small Cap Growth Portfolio
MFS® Research International Portfolio
Morgan Stanley Discovery Portfolio
PIMCO Total Return Portfolio
T. Rowe Price Large Cap Value Portfolio
Brighthouse Funds Trust II — Class A
BlackRock Bond Income Portfolio
BlackRock Capital Appreciation Portfolio
Brighthouse/Artisan Mid Cap Value Portfolio
Brighthouse/Wellington Core Equity Opportunities Portfolio
MetLife Aggregate Bond Index Portfolio
MetLife Mid Cap Stock Index Portfolio
MetLife MSCI EAFE® Index Portfolio
MetLife Russell 2000® Index Portfolio
MetLife Stock Index Portfolio
MFS® Total Return Portfolio
MFS® Value Portfolio
Neuberger Berman Genesis Portfolio
T. Rowe Price Large Cap Growth Portfolio
T. Rowe Price Small Cap Growth Portfolio
Western Asset Management Strategic Bond Opportunities Portfolio
Deutsche DWS Variable Series I — Class A
DWS CROCI® International VIP
Fidelity® Variable Insurance Products — Initial Class
Asset Manager Portfolio
Contrafund® Portfolio
Government Money Market Portfolio
Growth Portfolio
The Alger Portfolios — Class I-2
Alger Small Cap Growth Portfolio